UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


        THE ADVISORS'
        INNER CIRCLE FUND


--------------------------------------------------------------------------------

        COMMERCE CAPITAL INSTITUTIONAL SELECT GOVERNMENT
        MONEY MARKET FUND
        SEMI-ANNUAL REPORT
        APRIL 30, 2007






        [COMMERCE CAPITAL MARKETS LOGO OMITTED]

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND
                                                            APRIL 30, 2007
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders....................................................     1
Schedule of Investments...................................................     2
Statement of Assets and Liabilities.......................................     4
Statement of Operations...................................................     5
Statement of Changes in Net Assets........................................     6
Financial Highlights......................................................     7
Notes to Financial Statements.............................................     8
Disclosure of Fund Expenses...............................................    13
Approval of Investment Advisory Agreement.................................    15
--------------------------------------------------------------------------------




The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

Letter to Shareholders, April 30, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Commerce Capital Institutional Select Government Money Market Fund (the "Fund") for the period ended April 30, 2007.

The Federal Open Market Committee ("FOMC") met three times during the six months under review and chose to maintain the target Fed Funds rate at 5.25% each time. At the most recent meeting on March 21, the Fed stated that "Future policy adjustments will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information." To market participants, this statement appeared to signal a move toward a more neutral stance, rather than maintaining a bias toward inflation.

First quarter 2007 GDP was reported at 1.3%, which would imply a deceleration in economic growth. The latest reading of the Fed's preferred inflation gauge stands at 2.2%, higher than the stated comfort zone of 1% to 2%. Although non-farm payrolls only increased by 88,000 in April, the unemployment rate only increased by 0.1% to 4.5%. The trouble spots in the U.S. economy remain the slowdown in the housing market and the stubbornly high energy prices.

Short-term yields generally fell during the six months under review. The three month Treasury Bill yield fell 23 basis points to 4.84% while the yield on the two year Treasury Note fell 10 basis points to 4.59%.

The primary focus of our investment strategy for the Fund continues to be credit quality and liquidity. We will look to increase the yield on the Fund by strategically purchasing higher yielding permissible securities currently available in the market place, including repurchase agreements. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. While we expect that the next move by the Fed is to lower the target Fed Funds rate, the timing will depend on future economic data. We will continue to pursue investments that provide competitive returns, commensurate with the Fund's objective of preservation of principal and liquidity.

We appreciate your participation in the Commerce Capital Institutional Select Government Money Market Fund.



Sincerely,

/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

THIS  MATERIAL  REPRESENTS  THE  MANAGER'S  ASSESSMENT  OF THE FUND  AND  MARKET
ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      INSTITUTIONAL SELECT
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points are as follows:

63.5% Repurchase Agreements
36.5% U.S. Government Agency Obligations

* Percentages are based on total investments.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 U.S. GOVERNMENT AGENCY OBLIGATIONS (A) -- 36.5%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT       VALUE
                                                     ----------   ----------
FFCB
   5.167%, 05/15/07...............................   $1,500,000   $ 1,497,002
FHLB
   5.201%, 05/11/07...............................    1,000,000       998,567
   5.189%, 06/21/07...............................    1,000,000       992,718
FHLMC
   5.197%, 07/09/07...............................    1,000,000       990,168
   5.188%, 07/16/07...............................    1,000,000       989,187
   5.187%, 07/30/07...............................    1,000,000       987,200
FNMA
   5.195%, 05/16/07...............................    2,000,000     1,995,708
                                                                  -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $8,450,550).................................                  8,450,550
                                                                  -----------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 63.6%
--------------------------------------------------------------------------------
ABN-AMRO,
   5.050%, dated 04/30/07, to be
   repurchased on 05/01/07, repurchase price
   $2,215,340 (collateralized by FNMA
   obligation, par value $2,285,000,
   6.000%, 04/07/23; total market
   value $2,259,484) .............................    2,215,029     2,215,029
Credit Suisse First Boston,
   5.100%, dated 04/30/07, to be
   repurchased on 05/01/07, repurchase price
   $4,838,343 (collateralized by a GNMA
   obligation, par value $4,880,000,
   6.000%, 04/15/37; total market
   value $4,938,998) .............................    4,837,658     4,837,658


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      INSTITUTIONAL SELECT
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT       VALUE
                                                     ----------   ----------
Morgan Stanley,
   5.010%, dated 04/30/07, to be
   repurchased on 05/01/07, repurchase price
   $401,295 (collateralized by a GNMA
   obligation, par value $4,662,109,
   6.500%, 09/15/32; total market
   value $417,449) ...............................   $  401,240   $   401,240
UBS Paine Webber,
   5.180%, dated 04/30/07, to be
   repurchased on 05/01/07, repurchase price
   $7,278,146 (collateralized by various
   GMNA obligations, ranging in par
   value $5,125,000-$5,205,000,
   5.000%-6.000%, 12/20/34-09/15/36;
   total market value $7,426,373) ................    7,277,099     7,277,099
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,731,026) ............................                 14,731,026
                                                                  -----------

TOTAL INVESTMENTS -- 100.1%
   (COST $23,181,576).............................                $23,181,576
                                                                  ===========

        PERCENTAGES ARE BASED ON NET ASSETS OF $23,153,780.
  (A) DISCOUNT NOTES. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
 FFCB   FEDERAL FARM CREDIT BANK
 FHLB   FEDERAL HOME LOAN BANK
FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA   FEDERAL NATIONAL MORTGAGE ASSOCIATION
 GNMA   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      INSTITUTIONAL SELECT
                                                      GOVERNMENT MONEY
                                                      MARKET FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
  Investments at Value, including repurchase agreements
    of $14,731,026 (Cost $23,181,576).............................   $23,181,576
  Offering Costs..................................................        22,318
  Investment Advisory Fees Receivable.............................         3,668
  Interest Receivable.............................................         2,099
  Prepaid Expenses................................................         5,883
                                                                     -----------
    Total Assets..................................................    23,215,544
                                                                     -----------
LIABILITIES:
  Payable for Income Distribution.................................        41,582
  Payable due to Administrator....................................           983
  Payable due to Trustees.........................................            77
  Chief Compliance Officer Fees Payable...........................            48
  Accrued Expenses................................................        19,074
                                                                     -----------
    Total Liabilities.............................................        61,764
                                                                     -----------
   NET ASSETS.....................................................   $23,153,780
                                                                     ===========
NET ASSETS CONSIST OF:
  Paid-in Capital.................................................   $23,153,499
  Undistributed Net Investment Income.............................           281
                                                                     -----------
NET ASSETS........................................................   $23,153,780
                                                                     ===========
INSTITUTIONAL CLASS SHARES:
  Outstanding shares of beneficial interest
    (unlimited authorization -- no par value).....................    23,153,498
  Net Asset Value, Offering and Redemption Price Per Share........   $      1.00
                                                                     ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                             NOVEMBER 29, 2006*
                                                                    TO
                                                               APRIL 30, 2007
                                                                 (UNAUDITED)
                                                             ------------------
INVESTMENT INCOME
Interest Income.............................................     $374,367
                                                                 --------
EXPENSES
Investment Advisory Fees....................................       10,677
Administration Fees.........................................        4,563
Trustees' Fees..............................................          161
Chief Compliance Officer Fees...............................          129
Transfer Agent Fees.........................................       12,316
Printing Fees...............................................        9,042
Offering Costs(1)...........................................        5,270
Rating Fees.................................................        2,666
Custodian Fees..............................................        1,992
Professional Fees...........................................          903
Registration and Filing Fees................................          299
Insurance and Other Fees....................................          557
                                                                 --------
   TOTAL EXPENSES...........................................       48,575
Less:
   Waiver of Investment Advisory Fees.......................      (10,677)
   Reimbursement from Investment Adviser....................      (23,662)
                                                                 --------
NET EXPENSES................................................       14,236
                                                                 --------
NET INVESTMENT INCOME.......................................      360,131
                                                                 --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $360,131
                                                                 ========
* COMMENCED OPERATIONS ON NOVEMBER 29, 2006.
(1)  SEE NOTE 3.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             NOVEMBER 29, 2006*
                                                                    TO
                                                               APRIL 30, 2007
                                                                 (UNAUDITED)
                                                             ------------------
OPERATIONS:
   Net Investment Income....................................     $   360,131
                                                                 -----------
   Net Increase in Net Assets Resulting
     from Operations........................................         360,131
                                                                 -----------
DIVIDENDS:
   Net Investment Income....................................        (359,850)
                                                                 -----------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued...................................................      23,005,611
   Reinvestment of Distributions............................         147,988
   Redeemed.................................................            (100)
                                                                 -----------
     Net Increase in Net Assets from
         Capital Share Transactions.........................      23,153,499
                                                                 -----------
     Total Increase in Net Assets...........................      23,153,780

NET ASSETS:
   Beginning of Period......................................              --
                                                                 -----------
   End of Period (including undistributed net
     investment income of $281)                                  $23,153,780
                                                                 ===========

* COMMENCED OPERATIONS ON NOVEMBER 29, 2006.
AMOUNT DESIGNATED AS "--" IS $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                              NOVEMBER 29, 2006*
                                                                     TO
                                                                APRIL 30, 2007
                                                                  (UNAUDITED)
                                                              ------------------

Net Asset Value, Beginning of Period.............................  $  1.00
                                                                   -------
Income from Investment Operations:...............................     0.02
                                                                   -------
Total from Investment Operations.................................     0.02
                                                                   -------
Dividends:
Net Investment Income............................................    (0.02)
                                                                   -------
Total Dividends..................................................    (0.02)
                                                                   -------
Net Asset Value, End of Period...................................  $  1.00
                                                                   =======
TOTAL RETURN+....................................................     2.12%
                                                                   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000)..................................  $23,154
Ratio of Expenses to Average Net Assets..........................     0.20%++
Ratio of Expenses to Average Net Assets (Excluding Fee Waivers)..     0.68%++
Ratio of Net Investment Income to Average Net Assets.............     5.06%++

 *  COMMENCED OPERATIONS ON NOVEMBER 29, 2006.
 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD INDICATED. TOTAL RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ ANNUALIZED.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of one such fund, the Commerce Capital Institutional Select Government Money Market Fund (the "Fund"). The investment objective of the Fund is high current income and preservation of capital while maintaining liquidity. The Fund invests primarily in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements involving these securities. The Fund offers Institutional Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, non-class-specific expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. OFFERING COSTS:

Offering Costs of the Fund, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from the Fund's inception on November 29, 2006. As of April 30, 2007, $22,318 remained to be amortized.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

5. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Citigroup Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT ADVISORY AGREEMENT:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.15% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.20% of the average daily net assets of the Institutional Class Shares. Fee waivers are voluntary and may be terminated at any time.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Permanent book and tax

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

basis  differences  may  result  in   reclassifications   to  undistributed  net
investment income (loss), accumulated net realized gain (loss) and paid-in capital.

As of April 30, 2007, the cost of securities for Federal tax purposes approximates the cost shown in the Schedule of Investments.

8. OTHER:

At April 30, 2007,  the  percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                       NO. OF                %
                                    SHAREHOLDERS         OWNERSHIP
                                    ------------         ---------
         Institutional Shares             2                100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

10. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2007 is as follows:

                             S&P                   MOODY'S
                       ---------------         ---------------
                       AAA      100.0%         AAA      100.0%
                                ------                  ------
                                100.0%                  100.0%
                                ======                  ======

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                BEGINNING     ENDING               EXPENSES
                                 ACCOUNT     ACCOUNT   ANNUALIZED    PAID
                                  VALUE       VALUE     EXPENSE     DURING
                                11/29/06     4/30/07     RATIOS     PERIOD
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Institutional Class Shares   $1,000.00    $1,021.20     0.20%      $0.85*

HYPOTHETICAL 5% RETURN
  Institutional Class Shares   $1,000.00    $1,023.80     0.20%      $1.00**

  *Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since inception).
 **Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its November 2006 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") considered the approval of the Advisory Agreement for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the rationale for the creation of the Fund. The representatives noted the Fund would have the same portfolio management style and portfolio management team as an existing fund managed by the Adviser, but would have lower costs and a higher investment minimum than the existing fund. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.


COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE

The Trustees reviewed reports comparing the expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND

--------------------------------------------------------------------------------

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund described.


COM-SA-003-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.